American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
May 31, 2020

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.9%
General Dynamics Corp.	1,738	255,191
Hexcel Corp.	7,808	282,571
Huntington Ingalls Industries, Inc.	1,317	263,255
L3Harris Technologies, Inc.	1,337	266,665
Lockheed Martin Corp.	653	253,651
Northrop Grumman Corp.	739	247,713
Textron, Inc.	25,936	803,238
		2,372,284
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	3,866	313,649
FedEx Corp.	2,058	268,692
		582,341
Airlines — 0.8%
Alaska Air Group, Inc.	7,763	265,417
Delta Air Lines, Inc.	10,612	267,529
JetBlue Airways Corp.(1)	26,060	262,424
Southwest Airlines Co.	8,341	267,746
		1,063,116
Auto Components — 0.5%
BorgWarner, Inc.	9,081	291,954
Lear Corp.	2,611	276,897
		568,851
Banks — 0.9%
Bank of America Corp.	10,626	256,299
Cullen/Frost Bankers, Inc.	878	66,702
Popular, Inc.	6,475	255,698
Regions Financial Corp.	48,401	547,415
		1,126,114
Beverages — 0.4%
Coca-Cola Co. (The)	5,347	249,598
PepsiCo, Inc.	1,845	242,710
		492,308
Biotechnology — 6.2%
AbbVie, Inc.	30,581	2,833,941
Alexion Pharmaceuticals, Inc.(1)	3,028	363,057
Amgen, Inc.	1,063	244,171
Biogen, Inc.(1)	7,907	2,428,161
Gilead Sciences, Inc.	16,455	1,280,693
Regeneron Pharmaceuticals, Inc.(1)	697	427,128
United Therapeutics Corp.(1)	2,048	241,562
		7,818,713
Capital Markets — 1.6%
Affiliated Managers Group, Inc.	3,736	248,892
Ameriprise Financial, Inc.	1,818	254,647
E*TRADE Financial Corp.	5,850	266,409
Janus Henderson Group plc	11,792	254,236
Lazard Ltd., Class A	7,645	205,345
Legg Mason, Inc.	9,670	481,856

State Street Corp.	5,548	338,206
		2,049,591
Chemicals — 2.4%
CF Industries Holdings, Inc.	16,447	483,048
Eastman Chemical Co.	11,487	782,035
Huntsman Corp.	25,616	464,930
LyondellBasell Industries NV, Class A	19,927	1,270,546
Valvoline, Inc.	3,311	60,757
		3,061,316
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	2,962	253,133
Waste Management, Inc.	2,434	259,829
		512,962
Communications Equipment — 2.6%
Ciena Corp.(1)	13,779	761,427
Cisco Systems, Inc.	25,172	1,203,725
F5 Networks, Inc.(1)	1,754	254,190
Juniper Networks, Inc.	32,599	790,852
Lumentum Holdings, Inc.(1)	4,427	324,588
		3,334,782
Construction and Engineering — 0.4%
EMCOR Group, Inc.	3,880	246,574
Quanta Services, Inc.	7,275	268,666
		515,240
Consumer Finance — 0.2%
American Express Co.	2,696	256,309
Containers and Packaging — 1.3%
International Paper Co.	22,132	753,594
Packaging Corp. of America	3,353	340,028
Sealed Air Corp.	8,702	279,334
Sonoco Products Co.	4,900	253,869
		1,626,825
Distributors — 0.3%
Genuine Parts Co.	785	65,477
LKQ Corp.(1)	9,504	260,980
		326,457
Diversified Consumer Services — 0.2%
H&R Block, Inc.	14,215	241,655
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	1,377	255,544
Equitable Holdings, Inc.	13,604	259,972
		515,516
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	76,234	2,352,581
Liberty Global plc, Class C(1)	15,053	310,543
Verizon Communications, Inc.	17,804	1,021,594
		3,684,718
Electric Utilities — 4.3%
Alliant Energy Corp.	1,726	85,195
American Electric Power Co., Inc.	8,897	758,469
Duke Energy Corp.	735	62,938
Exelon Corp.	45,207	1,731,880
IDACORP, Inc.	708	66,007
NextEra Energy, Inc.	326	83,313

NRG Energy, Inc.	21,115	761,196
Portland General Electric Co.	3,598	169,502
PPL Corp.	32,857	918,025
Southern Co. (The)	11,029	629,425
Xcel Energy, Inc.	1,441	93,708
		5,359,658
Electrical Equipment — 0.7%
Acuity Brands, Inc.	5,160	444,534
Eaton Corp. plc	3,061	259,879
nVent Electric plc	3,326	60,965
Rockwell Automation, Inc.	298	64,416
		829,794
Electronic Equipment, Instruments and Components — 1.6%
Arrow Electronics, Inc.(1)	3,620	250,069
Avnet, Inc.	8,811	240,012
Flex Ltd.(1)	25,057	243,303
Jabil, Inc.	17,367	519,621
TE Connectivity Ltd.	3,159	256,669
Tech Data Corp.(1)	4,061	553,271
		2,062,945
Equity Real Estate Investment Trusts (REITs) — 1.6%
CubeSmart	9,178	261,206
Host Hotels & Resorts, Inc.	53,605	640,044
Lamar Advertising Co., Class A	3,508	232,580
Life Storage, Inc.	3,365	328,020
Simon Property Group, Inc.	4,411	254,515
Welltower, Inc.	5,035	255,123
		1,971,488
Food and Staples Retailing — 3.2%
Kroger Co. (The)	57,935	1,889,840
Walgreens Boots Alliance, Inc.	42,390	1,820,227
Walmart, Inc.	2,541	315,236
		4,025,303
Food Products — 3.7%
Archer-Daniels-Midland Co.	6,806	267,544
Conagra Brands, Inc.	7,368	256,333
Flowers Foods, Inc.	17,316	408,484
General Mills, Inc.	12,321	776,716
Hershey Co. (The)	476	64,584
Ingredion, Inc.	3,027	254,964
J.M. Smucker Co. (The)	2,913	331,878
Kellogg Co.	3,878	253,272
Kraft Heinz Co. (The)	8,040	244,979
McCormick & Co., Inc.	350	61,306
Tyson Foods, Inc., Class A	28,477	1,749,627
		4,669,687
Gas Utilities — 0.7%
National Fuel Gas Co.	5,746	241,159
UGI Corp.	19,796	630,305
		871,464
Health Care Equipment and Supplies — 0.8%
Medtronic plc	2,542	250,590
West Pharmaceutical Services, Inc.	3,416	737,993
		988,583

Health Care Providers and Services — 8.0%
AmerisourceBergen Corp.	3,136	298,986
Anthem, Inc.	5,707	1,678,486
Cardinal Health, Inc.	4,493	245,722
Cigna Corp.(1)	7,144	1,409,654
CVS Health Corp.	3,802	249,297
DaVita, Inc.(1)	14,722	1,191,893
HCA Healthcare, Inc.	2,257	241,273
Henry Schein, Inc.(1)	4,246	257,817
Humana, Inc.	3,999	1,642,189
McKesson Corp.	10,398	1,649,851
Molina Healthcare, Inc.(1)	1,322	245,654
Quest Diagnostics, Inc.	2,134	252,410
UnitedHealth Group, Inc.	1,311	399,658
Universal Health Services, Inc., Class B	2,312	243,801
		10,006,691
Health Care Technology — 0.2%
Cerner Corp.	3,579	260,909
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	3,184	244,722
McDonald's Corp.	326	60,740
Vail Resorts, Inc.	1,235	244,938
Wyndham Destinations, Inc.	8,473	269,441
		819,841
Household Durables — 2.6%
D.R. Horton, Inc.	4,454	246,306
Garmin Ltd.	5,915	533,356
Mohawk Industries, Inc.(1)	2,890	269,348
PulteGroup, Inc.	28,916	982,276
Whirlpool Corp.	10,058	1,225,266
		3,256,552
Household Products — 2.0%
Clorox Co. (The)	3,638	750,338
Colgate-Palmolive Co.	1,131	81,805
Kimberly-Clark Corp.	5,169	731,103
Procter & Gamble Co. (The)	8,554	991,580
		2,554,826
Industrial Conglomerates — 1.2%
3M Co.	6,577	1,028,906
Carlisle Cos., Inc.	2,087	250,148
Honeywell International, Inc.	1,730	252,320
		1,531,374
Insurance — 3.2%
Aflac, Inc.	6,939	253,065
Allstate Corp. (The)	2,539	248,340
Fidelity National Financial, Inc.	2,193	69,957
First American Financial Corp.	1,217	61,446
Hartford Financial Services Group, Inc. (The)	6,510	249,268
MetLife, Inc.	16,345	588,583
Principal Financial Group, Inc.	40,725	1,572,800
Reinsurance Group of America, Inc.	2,675	242,756
Travelers Cos., Inc. (The)	2,406	257,394
Unum Group	32,739	495,996
		4,039,605

Interactive Media and Services — 2.3%
Alphabet, Inc., Class C(1)	1,707	2,439,167
Facebook, Inc., Class A(1)	1,803	405,837
		2,845,004
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc.	12,356	982,055
IT Services — 3.9%
Akamai Technologies, Inc.(1)	2,398	253,708
Amdocs Ltd.	3,807	237,024
CACI International, Inc., Class A(1)	994	249,275
Cognizant Technology Solutions Corp., Class A	23,959	1,269,827
International Business Machines Corp.	18,458	2,305,404
MAXIMUS, Inc.	3,432	247,173
Western Union Co. (The)	18,029	360,941
		4,923,352
Leisure Products — 0.2%
Polaris, Inc.	2,876	251,190
Life Sciences Tools and Services — 0.5%
Bio-Techne Corp.	2,260	598,448
Machinery — 1.1%
AGCO Corp.	4,645	256,543
Caterpillar, Inc.	2,280	273,896
Cummins, Inc.	1,878	318,509
Flowserve Corp.	9,555	249,386
Oshkosh Corp.	3,667	263,364
		1,361,698
Media — 2.8%
Comcast Corp., Class A	14,709	582,476
DISH Network Corp., Class A(1)	22,544	713,518
Fox Corp., Class A	8,662	252,671
Interpublic Group of Cos., Inc. (The)	29,223	500,005
New York Times Co. (The), Class A	12,571	493,160
News Corp., Class A	21,391	262,040
Omnicom Group, Inc.	12,195	668,164
		3,472,034
Metals and Mining — 1.0%
Nucor Corp.	12,198	515,487
Reliance Steel & Aluminum Co.	2,633	255,401
Steel Dynamics, Inc.	20,530	545,277
		1,316,165
Multi-Utilities — 0.9%
Ameren Corp.	1,031	77,047
Consolidated Edison, Inc.	9,865	740,467
DTE Energy Co.	649	69,813
MDU Resources Group, Inc.	11,385	247,737
		1,135,064
Multiline Retail — 3.2%
Dollar Tree, Inc.(1)	2,947	288,423
Kohl's Corp.	27,551	529,530
Macy's, Inc.	46,218	293,947
Nordstrom, Inc.	27,652	446,027
Target Corp.	20,474	2,504,584
		4,062,511

Oil, Gas and Consumable Fuels — 2.7%
Chevron Corp.	8,002	733,783
Devon Energy Corp.	19,835	214,416
Exxon Mobil Corp.	5,399	245,493
HollyFrontier Corp.	23,716	745,868
Kinder Morgan, Inc.	21,357	337,441
Phillips 66	3,463	271,014
Valero Energy Corp.	11,972	797,814
		3,345,829
Personal Products — 0.2%
Herbalife Nutrition Ltd.(1)	5,781	253,439
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	5,606	334,790
Johnson & Johnson	2,238	332,903
Merck & Co., Inc.	4,083	329,580
Perrigo Co. plc	5,568	304,959
Pfizer, Inc.	27,741	1,059,429
		2,361,661
Professional Services — 0.8%
ManpowerGroup, Inc.	10,093	697,830
Robert Half International, Inc.	5,079	257,708
		955,538
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	5,975	262,780
Road and Rail — 0.6%
CSX Corp.	3,514	251,532
Norfolk Southern Corp.	1,404	250,319
Union Pacific Corp.	1,822	309,485
		811,336
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	5,015	281,743
Intel Corp.	34,811	2,190,656
Lam Research Corp.	922	252,324
Maxim Integrated Products, Inc.	1,432	82,598
Qorvo, Inc.(1)	2,371	248,338
QUALCOMM, Inc.	3,984	322,226
		3,377,885
Software — 2.8%
Check Point Software Technologies Ltd.(1)	2,645	290,077
LogMeIn, Inc.	2,864	243,154
Microsoft Corp.	2,088	382,626
NortonLifeLock, Inc.	11,900	271,082
Nuance Communications, Inc.(1)	11,221	256,736
Oracle Corp. (New York)	33,158	1,782,906
VMware, Inc., Class A(1)	1,789	279,567
		3,506,148
Specialty Retail — 1.0%
Best Buy Co., Inc.	4,326	337,817
Foot Locker, Inc.	22,437	621,505
Williams-Sonoma, Inc.	3,622	301,387
		1,260,709
Technology Hardware, Storage and Peripherals — 7.0%
Apple, Inc.	7,551	2,400,765
Hewlett Packard Enterprise Co.	236,331	2,294,774

HP, Inc.	126,835	1,920,282
NetApp, Inc.	16,795	748,049
Seagate Technology plc	14,261	756,404
Xerox Holdings Corp.(1)	46,089	731,893
		8,852,167
Textiles, Apparel and Luxury Goods — 1.9%
Capri Holdings Ltd.(1)	33,213	499,523
Hanesbrands, Inc.	75,327	742,724
PVH Corp.	10,908	495,987
Ralph Lauren Corp.	5,183	391,368
Skechers USA, Inc., Class A(1)	8,227	257,670
		2,387,272
Thrifts and Mortgage Finance — 1.2%
Essent Group Ltd.	15,984	528,271
MGIC Investment Corp.	63,284	519,562
Radian Group, Inc.	31,767	504,460
		1,552,293
Tobacco — 0.7%
Philip Morris International, Inc.	12,203	895,212
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(1)	7,903	250,604
W.W. Grainger, Inc.	822	254,508
Watsco, Inc.	2,906	517,006
		1,022,118
TOTAL COMMON STOCKS (Cost $125,774,700)		125,189,726
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $234,016)	234,016	234,016
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $126,008,716)		125,423,742
OTHER ASSETS AND LIABILITIES — 0.3%		411,076
TOTAL NET ASSETS — 100.0%		$125,834,818

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.